Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Loss Per Common Share
The following is the computation of loss per common share for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Net loss	$(6,825)	$(2,984)	$(12,334)	$(5,636)
Weighted-average basic and diluted common shares outstanding	39,454,821	190,084	39,406,324	179,995
Loss per share - basic and diluted	$(0.17)	$(15.70)	$(0.31)	$(31.31)

The following is the computation of loss per common share for the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Net loss	$(12,039)	$(16,941)
Weighted-average basic and diluted common shares outstanding	10,119,569	113,418
Loss per share - basic and diluted	$(1.19)	$(149.37)

Antidilutive Securities
The outstanding securities presented below were excluded from the calculation of net loss per common share, because such securities would have been anti-dilutive due to the Company’s net loss per share during the periods ending on the dates presented:

	June 30,
	2018	2017
Options to purchase common stock	4,796,732	3,683,826
Warrants to purchase common stock	413,320	—

The outstanding securities presented below were excluded from the calculation of net loss per common share, because such securities would have been anti-dilutive due to the Company’s net loss per share during the periods ending on the dates presented:

	December 31,
	2017	2016
Options to purchase common stock	3,672,620	3,089,352
Warrants to purchase common stock	413,320	—